Subsequent Events - Additional information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 25, 2018 USD ($)	Dec. 25, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Total consideration	¥ 521,863			¥ 312,176	¥ 150,000
Beijing Shuhai Data Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage		100.00%	100.00%
Total consideration		$ 14,544	¥ 100,000